Stockholders' Equity (Deficit) - Common Stock Shares (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Sep. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote USD ($) $ / shares shares	Jan. 28, 2021 shares
Common Class A Subject To Redemption [Member]
Class of Stock [Line Items]
Common shares, votes per share | Vote		1
Class A common stock subject to possible redemption, par value, (per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption, authorized (in shares)		300,000,000
Class A common stock subject to possible redemption, issued (in shares)	0	34,500,000	34,500,000
Class A common stock subject to possible redemption, outstanding (in shares)	0	34,500,000	34,500,000
Common Class B [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share		1	1
Common shares, shares issued (in shares)	8,625,000	8,625,000	8,625,000
Common shares, shares outstanding	8,625,000	8,625,000	8,625,000
Shares subject to forfeiture	1,125,000	1,125,000	1,125,000	1,125,000
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	20.00%
Ratio to be applied to the stock in the conversion		20	20
Common Class A [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	300,000,000	300,000,000	300,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote		1	1
Common shares, shares issued (in shares)	0		34,500,000
Common shares, shares outstanding	0		34,500,000
Class A common stock subject to possible redemption, par value, (per share) | $ / shares		$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption, authorized (in shares)		300,000,000	300,000,000